Mortgage Banking Activities, Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / loan	Dec. 31, 2023 USD ($) $ / loan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Mortgage servicing rights, carried at fair value	$ 6,844	$ 7,468	$ 9,310	$ 6,920
Expected weighted-average life (in years)	6 years 4 months 24 days	6 years 3 months 18 days
Key assumptions [Abstract]
Prepayment rate assumption	8.10%	8.90%
Impact on fair value from 10% adverse change	$ (191)	$ (224)
Impact on fair value from 25% adverse change	$ (461)	$ (538)
Discount rate assumption	10.10%	9.40%
Impact on fair value from 100 basis point increase	$ (270)	$ (294)
Impact on fair value from 200 basis point increase	$ (519)	$ (565)
Cost to service assumption ($ per loan) | $ / loan	103	105
Impact on fair value from 10% adverse change	$ (134)	$ (148)
Impact on fair value from 25% adverse change	$ (334)	$ (369)